Leases - Schedule of Information Related to Lease Terms and Discount Rates (Details)	Mar. 31, 2020
Leases [Abstract]
Operating leases	7 years 2 months 12 days
Finance leases	6 years 10 months 24 days
Operating leases	6.20%
Finance leases	5.90%